FAIR VALUE MEASUREMENT	12 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 15 -	FAIR VALUE MEASUREMENT

Financial instruments include cash and cash equivalents, time deposits with maturities over three months, accounts receivable, other receivables, amounts due to or from related parties, accounts payable, short-term bank loans, long-term bank loans and bifurcated derivative. The carrying values of these financial instruments, other than long-term bank loans and a bifurcated derivative (which is a recurring fair value measurement), approximate their fair values due to their short-term maturities. The carrying value of the Company’s long-term bank loans other than the Convertible Bond approximates its fair value as the long-term bank loans are subject to floating interest rates. These assets and liabilities, excluding cash and cash equivalents (which fall into level 1 of the fair value hierarchy), fall into level 2 of the fair value hierarchy. The carrying value of the Convertible Bond is $19,572 and $19,802 as of June 30, 2015 and 2016, respectively; whereas the fair value is $21,452 and $17,835 as of June 30, 2015 and 2016, respectively. The fair value measurement of the Convertible Bond falls into level 3 of the fair value hierarchy.

Assets and liabilities measured at fair value on a recurring basis as of June 30, 2015, and 2016 are stated below:

	June 30, 2015
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Non-conversion compensation feature related to the Convertible Bond(i)	$-	$-	$305	$305
Acquisition-related consideration(ii)	15,081	-	-	15,081
Total liabilities measured at fair value on a recurring basis	$15,081	$-	$305	$15,386

	June 30, 2016
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Non-conversion compensation feature related to the Convertible Bond(i)	$-	$-	$398	$398
Total liabilities measured at fair value on a recurring basis	$-	$-	$398	$398

(i)
The non-conversion compensation feature represents the fair value of the non-conversion compensation feature (note 14). The Company engaged an independent third-party appraiser to assist with the valuation of the feature. The Company is ultimately responsible for the fair value of the non-conversion compensation feature recorded in the consolidated financial statements. The Company adopted the binomial model to assess the fair value of such feature as of year-end. The non-conversion compensation feature is equal to the difference between the fair value of the whole Convertible Bond with the non-conversion compensation feature and the whole Convertible Bond without the non-conversion feature. The significant unobservable inputs used in the fair value measurement of the non-conversion compensation feature includes the risk-free rate of return, expected volatility, expected life of the Convertible Bond and expected ordinary dividend yield. The changes in fair value of the non-conversion compensation feature during fiscal year 2015 and 2016 are shown in the following table.

Fair value measurements as of June 30, 2016 using significant unobservable inputs
(Level 3)
Non-conversion compensation feature related to the Convertible Bond

Balance as at June 30, 2015	$305
Change in fair-value (included within other expenses, net)	93
Balance as of June 30, 2016	$398

(ii)
Acquisition-related consideration represents the fair value of Incentive Shares and Premium Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. As of June 30, 2015, Bond has achieved the net income performance target and the CAGR performance target. In addition, the referencing share price was determinable as of December 31, 2014 and the remaining input to the fair value of the Incentive and Premium Shares for Bond is the Company’s share price on the date of issuance, which is observable from an active market. Therefore, the fair value measurement of the acquisition-related consideration is transferred from Level 3 to Level 1 on December 31, 2014. In December 2015, all the remaining incentive shares and premium shares consideration were issued. As of June 30, 2015 and June 30, 2016, the fair value of the acquisition-related consideration in connection with Bond totaled $15,081 and nil, respectively.

Assets measured at fair value on a nonrecurring basis as of June 30, 2015 are stated below:

	June 30, 2015
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:

Goodwill(i)	$-	$-	$23,285	$23,285

Total assets measured at fair value on a non-recurring basis	$-	$-	$23,285	$23,285

(i) The Company’s goodwill of $23,285 is related to the acquisition of Concord and $36,633 is related to the acquisition of Bond (note 3). The Company engaged an independent third-party appraiser to assist with the valuation of the goodwill related to the Concord acquisition. The Company is ultimately responsible for the fair value of the goodwill related to Concord acquisition recorded in the consolidated financial statements. For the purposes of step one of the goodwill impairment test, the Company has adopted the income approach, in particular the discounted cash flow approach, to evaluate the fair value of the reporting unit. In applying the discounted cash flow approach, key assumptions include the amount and timing of future expected cash flows, terminal value growth rates and appropriate discount rates. For the purpose of step two of the goodwill impairment test, the Company has allocated the fair value of the reporting unit derived in step one to the assets and liabilities of the reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Company adopted the multi-period excess earnings model to evaluate the fair value of the intangible assets of the reporting unit, which was then used to compute the implied fair value of the goodwill via a residual approach. As a result, the Company recorded a goodwill impairment charge of $1,855 (Note 10).